INTANGIBLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 13,466	$ 12,998
Accumulated amortization	3,438	2,204
Net book value	10,008	10,794
Patents
Cost	11,431	11,431
Accumulated amortization	2,376	1,633
Net book value	9,055	9,798
Software
Cost	1,284	841
Accumulated amortization	818	571
Net book value	466	270
License
Cost	731	726
Accumulated amortization	244	0
Net book value	$ 487	$ 726